Condensed interim consolidated statements of income and other comprehensive income (unaudited) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING REVENUES
Service	$ 2,953	$ 2,810	$ 5,839	$ 5,572
Equipment	487	456	952	864
Revenues arising from contracts with customers	3,440	3,266	6,791	6,436
Other operating income	13	14	39	27
Total	3,453	3,280	6,830	6,463
OPERATING EXPENSES
Goods and services purchased	1,491	1,423	2,899	2,747
Employee benefits expense	711	649	1,411	1,273
Depreciation	411	391	822	793
Amortization of intangible assets	148	135	287	265
Total	2,761	2,598	5,419	5,078
OPERATING INCOME	692	682	1,411	1,385
Financing costs	150	142	306	280
INCOME BEFORE INCOME TAXES	542	540	1,105	1,105
Income taxes	145	144	296	287
NET INCOME	397	396	809	818
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(22)	19	(29)	10
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(17)		(21)	3
Total items that may be reclassified to income	(39)	19	(50)	13
Items never subsequently reclassified to income
Change in measurement of investment financial assets		2
Employee defined benefit plan re-measurements	105	18	62	86
Items never subsequently reclassified to income	105	20	62	86
Total	66	39	12	99
COMPREHENSIVE INCOME	463	435	821	917
NET INCOME ATTRIBUTABLE TO:
Common Shares	390	389	800	803
Non-controlling interests	7	7	9	15
NET INCOME	397	396	809	818
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	464	428	821	900
Non-controlling interests	(1)	7		17
COMPREHENSIVE INCOME	$ 463	$ 435	$ 821	$ 917
NET INCOME PER COMMON SHARE
Basic	$ 0.66	$ 0.66	$ 1.34	$ 1.36
Diluted	$ 0.66	$ 0.66	$ 1.34	$ 1.36
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	596	592	595	591
Diluted	596	593	595	592